SHARE BASED PAYMENT ARRANGEMENTS - Schedule of changes in stock compensation liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Beginning balance	$ 15	$ 0
Stock Grant Liability Increase	2,482	15
Stock Grants Released from liability to equity	(229)	0
Ending balance	$ 2,268	$ 15